OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.
                                230 PARK AVENUE
                            NEW YORK, NY 10169-0075


DONALD N. GELLERT                                     TELEPHONE:  (212) 661-9100
   OF COUNSEL                                         TELECOPIER: (212) 682-6104
DGELLERT@OSHR.COM




                                                January 21, 2005


United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0303
Attn:   Christina Chalk, Special Counsel
        Office of Mergers and Acquisitions
        Division of Corporation Finance

               Re:    LaSalle Re Holdings Limited
                      Schedule TO-T filed December 23, 2004
                      SEC File No. 5-46709

Dear Sir/Madam:

         On behalf of LaSalle Cover Company LLC and the other bidders, we are filing herewith Amendment 1 to Schedule TO and exhibits. The Schedule TO and the exhibits have been amended to reflect revisions in response to your later to me dated January 6, 2005. The comments contained in your letter are set forth below in italics followed by our response.

Schedule TO-T
-------------

1. The disclosure in the Offer to Purchase indicates that LaSalle Cover Company, LCC is a newly-formed entity created solely to engage in this tender offer. Rule 14d-1(g)(2) defines the term "bidder" as any person who makes a tender offer or "on whose behalf a tender offer is made." Thus, the bidder concept encompasses persons or entities other than the actual purchaser of securities in a tender offer. Where an entity has no independent operations and has been created with the sole purchase of affecting a tender offer, we look beyond the named bidder to those "on whose behalf" the offer is being made. See "Identifying the Bidder in a Tender Offer" in Section II.D.2 of the "Current Issues and Rulemaking Projects" outline (November 200) available on our Web site at www.sec.gov. For the reasons discussed in that outline, we believe you must add additional persons or entities as bidders in this offer. Some individuals and entities who we believe should be included as bidders are: Costa Brava Partnership III, LP, White Bay Capital Management LLC, Seth W. Hamot, Roark, Reardon & Hamot and Andrew R. Siegel. Control persons of these entities may also be required bidders, depending on the analyses outlined above. Since each bidder must individually satisfy the disclosure, filing and dissemination requirements of Schedule TO and Regulation 14D, adding new bidders

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 2


         may require you to extend the Offer and disseminate new offering materials, depending on the materiality of the new disclosure you provide. Please note that, to the extent applicable, you should also comply with the comments below as to any new bidders.

         Costa Brava Partnership III, LP, White Bay Capital Management LLC, Seth
         W. Hamot, Roark, Rearden & Hamot LLC and Andrew R. Siegel have been added as Filing Persons in the Schedule TO.

2. See comment 1 above. Be aware that adding additional bidders on the Schedule TO may also trigger new disclosure requirements under General Instruction C to that Schedule. Please supplementally confirm that as to any new bidders added in response to comment 1 above, you have provided all of the necessary disclosure under General Instruction C.

         All of the necessary disclosure under General Instruction C with respect to the additional "bidders" has been provided in the amended Schedule TO.

3. We believe that financial statements for LaSalle Cover Company, LLC are required pursuant to Item 10 of Schedule TO. Instruction 3 to that Item states that financial statements are not considered material when (a) the offer consideration consists solely of cash; (b) the offer is not subject to a financing condition; and either (c) the offeror is a public reporting company that files periodic reports via EDGAR or (d) the offer is for all outstanding securities of the subject class. Here, LaSalle Cover Company is not public, nor is the offer for all of the outstanding preferred shares. Therefore, please revise to include financial statements for all bidders in the tender offer, including those you may add in response to these comments.

         The offer has been amended to provide that it covers all outstanding shares of Series A Preferred Stock of LaSalle Re Holdings, Limited. Accordingly, and inasmuch as the offer consideration consists solely of cash and the offer is not subject to a financing condition, we do not believe that financial statements for LaSalle Cover Company, LLC or any other filing person are required pursuant to Item 10 of Schedule TO.

4. Please advise how you have disseminated these offer materials. We note disclosure in the filing that raises concerns about the adequacy of the method of dissemination. Your response to this comment should address how you have disseminated the offer materials, and what steps you have taken to ensure the adequacy of the means of dissemination pursuant to Rule 14d-4 and 14d-5. In this regard, have you published a summary advertisement? See Rule 14d-4(a)(2)(i). Note that we have expressed the view that simply distributing the offer materials through DTC is inappropriate even in an unregistered offering. See "Commission Guidance on Mini Tender Offers and Limited Partnership Tender Offers," Exchange Act Release No. 43069 (July 24, 2000). Where

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 3


         the offer is subject to Regulation 14D, the acceptable methods of dissemination are set forth in Rule 14d-4.

         We understand that the Information Agent, Georgeson Shareholder Communications, Inc. ("Georgeson") has forwarded the offer materials to Automatic Data Processing, Inc. ("ADP") and to those brokers and dealers who customarily forward such materials to their clients; and that ADP has forwarded the offer materials to all non-objecting beneficial owners of Series A Preferred Shares of La Salle Re Holdings, Limited and the brokers and dealers have forwarded the materials to their respective beneficial holders. A press release was issued on the same day that the Schedule TO was filed.

         Bermuda counsel had advised that the list of record holders of shares of a Bermuda corporation is a matter of public record under Bermuda law and can be obtained from the registered agent. In anticipation of obtaining such a list, no summary advertisement was published with respect to the Offer to Purchase, dated December 23, 2004. However, although Bermuda counsel requested such a list, the registered agent for La Salle Re Holdings, Limited was not able to locate the list of registered holders of the Series A Preferred Shares.

         With respect to the Amended and Restated Offer to Purchase, Georgeson will again forwarded the offer materials to ADP and to those brokers and dealers who customarily forward such materials to their clients. Additionally, a summary advertisement will be published in Investor's Business Daily(R), contemporaneously with the filing of amended Schedule TO.

Offer to Purchase - General
---------------------------

5. We have certain concerns with the fundamental structure of your offer. The following represent some major potential problems with your offer structure that should be addressed promptly:

    o You state that you may elect to provide a subsequent offering period. However, Rule 14d-11(b) does not permit a subsequent offering period in a partial offer. Please revise the Offer to Purchase to remove all references to a subsequent offering period.

         The Offer to Purchase has been revised and is now an offer for all of the outstanding shares of Series A Preferred Stock. Accordingly and inasmuch as the Offer is no longer a partial offer, the option of providing a subsequent offering period has been retained.

    o The offer is essentially being made to shareholders who hold in "street name" only because you reserve the right to reject tenders made by anyone else. However, Rule 14d-10(a)(1) requires the offer to be made to all holders of the subject class of securities,

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 4


         regardless of how those securities are held. Please revise. In this regard, please discuss supplementally, with a view toward additional disclosure the process by which you must obtain approval for the transfer of Shares under Bermuda Law.

         The Offer has been revised to provide for acceptance of all Shares. Since the share record books are currently closed, record owners who want to tender their Shares must deliver with their Share certificates their irrevocable assignment of all rights to proceeds with respect to their Shares. Thus, transfer of record ownership of such Shares is no longer a condition of the Offer.

    o If the offer is oversubscribed, tenders will be "divided" into two groups: (i) Shares held of record by CEDE & Co., nominee for DTC, "or another nominee acceptable to LCC" and (ii) other "Non-Street Name Shares." If these two groups will be treated differently with respect to pro-ration, such treatment would appear to violate Rule 14d-8. Please advise or revise. In addition, you should identify the other nominees who are acceptable to LCC.

         The Offer has been revised to provide for acceptance of all tendered Shares and the provisions of Rule 14d-8 therefore no longer apply to the Offer.

Summary Term Sheet Page 1
-------------------------

6. We note that you will pay soliciting brokers and dealers a $0.15 per share fee for securities tendered into the offer. Note that we object under Rule 14d-10(a)(2) to fees paid under such circumstances for Shares held in the broker or dealers own account. Please confirm that you will not pay fees under those circumstances, and explain supplementally how you will ensure that Shares tendered are not so held

         We will not pay fees under these circumstances and have revised (i) the third paragraph of the summary term sheet [p. 1], (ii) the answer to the question "How much is LCC Offering to Pay and What is the Form of Payment?" [p. 2] and (iii) the first paragraph under "Certain Fees and Expenses" [p. 25] to clarify that. We have included in the letter of transmittal an affirmation, to be signed by brokers and dealers claiming the $0.15 per share fee, confirming that they do not own the Shares with respect to which they are claiming the fee.

7. LaSalle Re Holdings Limited is in currently in liquidation, and the Shares include a $25 liquidation preference and accumulated and unpaid dividends of $4.92 per share. It would seem therefore that these attributes of the Shares are at least as important a measure of value as the very limited trading market for the Shares. The implications of tendering, and foregoing these potential payments upon liquidation, should be fully and prominently disclosed throughout the offer materials.

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 5


         We have added references to the liquidation preference in (i) the fourth paragraph of the summary term sheet [p. 1], the answer to the question "How much is LCC Offering to Pay and What is the Form of Payment?" [p. 2], (iii) the answer to the question "What is the Purpose of the Offer" [p. 3] and (iv) the penultimate paragraph of the section "Terms of the Offer; Expiration Date" [p. 10]. The implications of tendering and foregoing these potential payments are discussed in the answer to the question "What is the Purpose of the Offer" [p. 3] and in "Background of the Offer [p. 18].

8. See our last comment. In several places in the Offer to Purchase and your December 23, 2004 press release, you quote language from the Company's Form 10- for the quarter ended June 30, 2003 that it is unlikely that any holders of the Shares will receive any return on their investment in the near term, if at all. It is unclear however, if this statement was made in contemplation of a liquidation of the Company. Please discuss supplementally, with a view toward additional disclosure.

         The Company's Form 10-Q for the quarter ending June 30, 2003 was filed on August 27, 2003 and reflected the Company's bankruptcy filing on August 20, 2003. Accordingly, it would appear that the statement was made in contemplation of a liquidation of the Company.

Who is offering to buy my securities?  Page 2
---------------------------------------------

9. Include here a brief summary of the background information about LCC that you include later in the Offer to Purchase. Of course, you should also describe any new bidders that you add in response to comment 1 above

         The information referred to has been provided in answer to the question "Who is Offering to Buy My Shares?".[p. 2]

What is the purpose of the Offer?  Page 2
-----------------------------------------

10. This section does not appear to satisfy the requirements of Item 1006(a) of Regulation M-A. For example, you don't discuss your attempted purchase of a subsidiary of the Company, and how this Offer will affect your efforts in that regard. In addition, you fail to reference the liquidation, and how it will impact you as a purchaser in this Offer. That is, are you hoping to receive a payment upon liquidation of the Company? Please expand to more fully discuss why you are making this Offer.

         We have added references to the liquidation preference in (i) the fourth paragraph of the summary term sheet [p. 1], the answer to the question "How much is LCC Offering to Pay and What is the Form of Payment?" [p. 2], (iii) the answer to the question "What is the Purpose of the Offer" [p. 3] and (iv) the penultimate paragraph of the section "Terms of the Offer; Expiration Date" [p. 10]. The implications of tendering and foregoing these

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 6


         potential payments are discussed in the answer to the question "What is the Purpose of the Offer" [p. 3] and in "Background of the Offer [p. 18]. The discussion concerning what appears to be an attempted purchase of a subsidiary was merely an exploratory conversation regarding the possible flexibility of the Company. The bidders never formed an intent to purchase the subsidiary and do not have any present intent to purchase the subsidiary.

Section 2.  Acceptance for Payment and Payment - Page 11
--------------------------------------------------------

11. Refer to the last paragraph in this Section. See comment 1 above. Note that if you assign the right to purchase Shares in this Offer, the entity or person to whom such right is assigned must be included as a bidder in this Offer. Please confirm your understanding supplementally.

         The Offer to Purchase has been amended and reference is no longer made to the right to assign. We understand that in the event LCC assigns the right to purchase Shares in the Offer, Schedule TO must be further amended to include the entity or person to whom such right is assigned as a bidder in the Offer.

Section 10.  Effect of the Offer on the Market for Shares - Page 24
-------------------------------------------------------------------

12. Your discussion of deregistration should note that consummation of the Offer may reduce the number of holders of the Shares, and may therefore make it more likely that they may be deregistered.

         We have revised the discussion under "Effect of the Offer on the Market for the Shares; Exchange Act Registration" [p. 22] in response to your comment

13. If applicable, discuss the effect of the consummation of the Offer on the bankruptcy or liquidation proceedings.

         We don't believe that the consummation of the offer will have any effect on the bankruptcy or liquidation proceedings.

Section 12.  Certain Conditions of the Offer - Page 25
------------------------------------------------------

14. Offer conditions are acceptable so long as they are objectively verifiable and outside of the control of the bidder. Delete the reference to "regardless of the circumstances giving rise to such conditions" as it implies that you may assert the failure of a condition despite your intentional actions or inactions that cause the condition to be "triggered."

         We have deleted the phrase "regardless of the circumstances giving rise to such conditions".

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 7


Section 13.  Certain Legal Matters; Required Regulatory Approvals, Page 26
--------------------------------------------------------------------------

15. In this appropriately titled Section, please summarize the Bermudan laws and regulations applicable to the Offer, including to the transfer of Shares purchased. To the extent applicable, describe the approvals you need, how you get them, the applicable time frame and what you have done so far (if anything) to obtain any required approvals. You should also discuss the consequences of failure to obtain such approvals.

         The requisite approval by the Bermuda Monetary Authority ("BMA") is addressed under the caption "Certain Conditions to the Offer" [p. 23] and referred to under the caption "Certain Legal Matters; Required Regulatory Approvals" [p. 24]. Our client is in the process of completing its application to the BMA and has been orally advised by Bermuda counsel that, barring unforeseen circumstances, approval of the application can be expected before the Expiration Date of the Offer.

Section 14.  Dividends and Distributions - Page 27
--------------------------------------------------

16. You state that you reserve the right to reduce the Offer consideration "in LCC's sole discretion" by the amount of any non-cash dividends or other distributions received by tendering shareholders. Please be advised that in our view, such a change in the Offer price would generally require that at least ten days remain in the Offer from the time that you disseminate information about the change to shareholders. Please confirm your understanding supplementally.

         Our client hereby confirms the foregoing understanding.

Closing Comments
----------------

Please review your Offer materials to comply with the comments above. If you do not agree with a comment, tell us why in a supplemental response letter that you should file via EDGAR as correspondence with your revised proxy statement. The letter should note the location in your amended disclosure document of changes made in response to each comment or otherwise.

In connection with responding to our comments, please provide a written statement from LCC acknowledging that:

     o LCC is responsible for the adequacy and accuracy of the disclosure in the filing;

     o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

OTTERBOURG, STEINDLER, HOUSTON & ROSEN, P.C.

  Ms. Christina Chalk
  January 21, 2005
  Page 8


     o LCC may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

          LCC's statement acknowledging the above three bullet points is being provided supplementally.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Corporation Finance in our review of your filing or in response to our comments on your filing.

Note that because of the extensive nature of the comments above, and the substance of those comments, we believe you must disseminate revised offer materials in a manner consistent with Regulation 14D. We may have additional comments after reviewing your amendment. Please do not hesitate to do so at
(202) 942-1773.

         Please note that the expiration date of the offer has been extended until February 18, 2005 in anticipation of disseminating revised offer materials in accordance with your request.

         Thank you for your attention to this matter. If you have questions, kindly contact the undersigned.

                                            Very truly yours,


                                            /s/ Donald N. Gellert
                                            ---------------------
                                            Donald N. Gellert